UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21971

XTF Advisors Trust

(Exact name of registrant as specified in charter)

110 Wall Street, 18th Floor, New York, NY

10005

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period:  3/31/08

Item 1.  Schedule of Investments.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2010 PORTFOLIO (Unaudited)
March 31, 2008

Shares			Value
	Exchange Traded Funds - 103.62%
	Equity Exchange Traded Funds - 49.71%
168	iShares MSCI EAFE Index Fund		$ 12,079
100	iShares Russell 2000 Index Fund		6,851
108	SPDR Trust Series I		14,251
75	Vanguard FTSE All-World ex-US ETF		4,043
100	Vanguard Mega Cap 300 ETF		4,522
100	Vanguard Mid-Cap ETF		6,790
			48,536
	Fixed Income Exchange Traded Funds - 42.17%
80	iShares iBoxx Investment Grade Corp. Bond Fund		8,416
100	iShares Lehman 1-3 Year Treasury Bond Fund		8,424
125	iShares Lehman 7-10 Year Treasury Bond Fund		11,461
125	iShares Lehman 20+ Year Treasury Bond Fund		11,990
8	iShares Lehman Treasury Inflation Protected Securities Fund		879
			41,170
	Real Estate Exchange Traded Funds - 11.74%
25	iShares Cohen & Steers Realty Majors Index Fund		2,010
150	Vanguard REIT ETF		9,454
			11,464

	Total Exchange Traded Funds (Cost $104,065)		101,170

	Short-Term Investments - 3.33%
3,245	Blackrock Temp Fund Dollar Class #20, 3.07%, 12/31/30* (Cost $3,245)		3,245

	TOTAL INVESTMENTS (Cost $107,310) (a)	106.95%	$ 104,415

	Liabilities in excess of other assets	-6.95%	(6,783)

	TOTAL NET ASSETS	100.00%	$ 97,632

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $107,310 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 1,731
	Unrealized depreciation:		(4,626)
	Net unrealized depreciation:		$ (2,895)

	* Money market fund; interest rate reflects seven day effective yield on March 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by
	reference to the annual and semi-annual reports filed with the Securities and Exchange Commission
	on Form N-CSR.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2010 PORTFOLIO (Unaudited) (Continued)
March 31, 2008

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting
	Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value
	of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk
	associated with investing in those securities.

	The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at
	fair value:
	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
	Level 1 – Quoted Prices	104,415	-
	Level 2 – Other Significant Observable Inputs	-	-
	Level 3 – Significant Unobservable Inputs	-	-
	Total	104,415	-
	* Other financial instruments include futures, forwards and swap contracts.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2015 PORTFOLIO (Unaudited)
March 31, 2008

Shares			Value
	Exchange Traded Funds - 100.05%
	Equity Exchange Traded Funds - 61.54%
2,165	iShares MSCI EAFE Index Fund		$ 155,663
1,100	iShares Russell 2000 Index Fund		75,361
1,416	SPDR Trust Series I		186,841
100	Vanguard FTSE All-World ex-US ETF		5,390
100	Vanguard Mega Cap 300 ETF		4,522
1,100	Vanguard Mid-Cap ETF		74,690
			502,467
	Fixed Income Exchange Traded Funds - 29.38%
650	iShares iBoxx Investment Grade Corp. Bond Fund		68,380
700	iShares Lehman 1-3 Year Treasury Bond Fund		58,968
600	iShares Lehman 7-10 Year Treasury Bond Fund		55,014
600	iShares Lehman 20+ Year Treasury Bond Fund		57,552
			239,914
	Real Estate Exchange Traded Funds - 9.13%
300	iShares Cohen & Steers Realty Majors Index Fund		24,117
800	Vanguard REIT ETF		50,424
			74,541

	Total Exchange Traded Funds (Cost $832,610)		816,922

	Short-Term Investments - 0.17%
1,351	Blackrock Temp Fund Dollar Class #20, 3.07%, 12/31/30* (Cost $1,351)		1,351

	TOTAL INVESTMENTS (Cost $833,961) (a)	100.22%	$ 818,273

	Liabilities in excess of other assets	-0.22%	(1,782)

	TOTAL NET ASSETS	100.00%	$ 816,491

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $833,961 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 6,562
	Unrealized depreciation:		(22,250)
	Net unrealized depreciation:		$ (15,688)

	* Money market fund; interest rate reflects seven day effective yield on March 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by
	reference to the annual and semi-annual reports filed with the Securities and Exchange Commission
	on Form N-CSR.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2015 PORTFOLIO (Unaudited) (Continued)
March 31, 2008

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting
	Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value
	of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk
	associated with investing in those securities.

	The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at
	fair value:
	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
	Level 1 – Quoted Prices	818,273	-
	Level 2 – Other Significant Observable Inputs	-	-
	Level 3 – Significant Unobservable Inputs	-	-
	Total	818,273	-
	* Other financial instruments include futures, forwards and swap contracts.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2020 PORTFOLIO (Unaudited)
March 31, 2008

Shares			Value
	Exchange Traded Funds - 100.65%
	Equity Exchange Traded Funds - 70.64%
1,300	iShares MSCI EAFE Index Fund		$ 93,470
900	iShares Russell 2000 Index Fund		61,659
300	iShares S&P 500 Index Fund		39,624
85	SPDR Trust Series I		11,216
100	Vanguard FTSE All-World ex-US ETF		5,390
100	Vanguard Mega Cap 300 ETF		4,522
900	Vanguard Mid-Cap ETF		61,110
			276,991
	Fixed Income Exchange Traded Funds - 20.36%
253	iShares iBoxx Investment Grade Corp. Bond Fund		26,615
300	iShares Lehman 1-3 Year Treasury Bond Fund		25,272
200	iShares Lehman 7-10 Year Treasury Bond Fund		18,338
100	iShares Lehman 20+ Year Treasury Bond Fund		9,592
			79,817
	Real Estate Exchange Traded Funds - 9.65%
600	Vanguard REIT ETF		37,818

	Total Exchange Traded Funds		394,626

	TOTAL INVESTMENTS (Cost $411,755) (a)	100.65%	$ 394,626

	Liabilities in excess of other assets	-0.65%	(2,537)

	TOTAL NET ASSETS	100.00%	$ 392,089

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $411,755 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 3,118
	Unrealized depreciation:		(20,246)
	Net unrealized depreciation:		$ (17,128)

	* Money market fund; interest rate reflects seven day effective yield on March 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by
	reference to the annual and semi-annual reports filed with the Securities and Exchange Commission
	on Form N-CSR.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2020 PORTFOLIO (Unaudited) (Continued)
March 31, 2008

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting
	Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value
	of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk
	associated with investing in those securities.

	The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at
	fair value:
	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
	Level 1 – Quoted Prices	394,626	-
	Level 2 – Other Significant Observable Inputs	-	-
	Level 3 – Significant Unobservable Inputs	-	-
	Total	394,626	-
	* Other financial instruments include futures, forwards and swap contracts.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2025 PORTFOLIO (Unaudited)
March 31, 2008

Shares			Value
	Exchange Traded Funds - 89.93%
	Equity Exchange Traded Funds - 78.16%
1,000	iShares MSCI EAFE Index Fund		$ 71,900
600	iShares Russell 2000 Index Fund		41,106
400	SPDR Trust Series I		52,780
600	Vanguard Mid-Cap ETF		40,740
			206,526
	Fixed Income Exchange Traded Funds - 9.38%
100	iShares Lehman 1-3 Year Treasury Bond Fund		8,424
100	iShares Lehman 7-10 Year Treasury Bond Fund		9,169
75	iShares Lehman 20+ Year Treasury Bond Fund		7,194
			24,787
	Real Estate Exchange Traded Funds - 2.39%
100	Vanguard REIT ETF		6,303

	Total Exchange Traded Funds (Cost $249,191)		237,616

	Short-Term Investments - 0.52%
1,383	Blackrock Temp Fund Dollar Class #20, 3.07%, 12/31/30* (Cost $1,383)		1,383

	TOTAL INVESTMENTS (Cost $250,574) (a)	90.45%	$ 238,999

	Assets in excess of other liabilities	9.55%	25,226

	TOTAL NET ASSETS	100.00%	$ 264,225

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $250,574 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 817
	Unrealized depreciation:		(12,392)
	Net unrealized depreciation:		$ (11,575)

	* Money market fund; interest rate reflects seven day effective yield on March 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by
	reference to the annual and semi-annual reports filed with the Securities and Exchange Commission
	on Form N-CSR.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2025 PORTFOLIO (Unaudited) (Continued)
March 31, 2008

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting
	Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value
	of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk
	associated with investing in those securities.

	The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at
	fair value:
	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
	Level 1 – Quoted Prices	238,999	-
	Level 2 – Other Significant Observable Inputs	-	-
	Level 3 – Significant Unobservable Inputs	-	-
	Total	238,999	-
	* Other financial instruments include futures, forwards and swap contracts.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2030 PORTFOLIO (Unaudited)
March 31, 2008

Shares			Value
	Exchange Traded Funds - 101.70%
	Equity Exchange Traded Funds - 97.09%
1,994	iShares MSCI EAFE Index Fund		$ 143,369
1,000	iShares Russell 2000 Index Fund		68,510
593	iShares S&P 500 Index Fund		78,323
620	SPDR Trust Series I		81,809
1,463	Vanguard Mid-Cap ETF		99,338
80	Vanguard Small Cap ETF		4,931
			476,280
	Fixed Income Exchange Traded Funds - 3.33%
60	iShares Lehman 1-3 Year Treasury Bond Fund		5,054
60	iShares Lehman 7-10 Year Treasury Bond Fund		5,501
60	iShares Lehman 20+ Year Treasury Bond Fund		5,755
			16,310
	Real Estate Exchange Traded Funds - 1.28%
100	Vanguard REIT ETF		6,303

	Total Exchange Traded Funds (Cost $557,330)		498,893

	Short-Term Investments - 0.41%
2,009	Blackrock Temp Fund Dollar Class #20, 3.07%, 12/31/30* (Cost $2,009)		2,009

	TOTAL INVESTMENTS (Cost $559,339) (a)	102.11%	$ 500,902

	Liabilities in excess of other assets	-2.11%	(10,337)

	TOTAL NET ASSETS	100.00%	$ 490,565

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $559,339 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 468
	Unrealized depreciation:		(58,905)
	Net unrealized depreciation:		$ (58,437)

	* Money market fund; interest rate reflects seven day effective yield on March 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by
	reference to the annual and semi-annual reports filed with the Securities and Exchange Commission
	on Form N-CSR.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2030 PORTFOLIO (Unaudited) (Continued)
March 31, 2008

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting
	Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value
	of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk
	associated with investing in those securities.

	The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at
	fair value:
	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
	Level 1 – Quoted Prices	500,902	-
	Level 2 – Other Significant Observable Inputs	-	-
	Level 3 – Significant Unobservable Inputs	-	-
	Total	500,902	-
	* Other financial instruments include futures, forwards and swap contracts.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2040 Plus PORTFOLIO (Unaudited)
March 31, 2008

Shares			Value
	Exchange Traded Funds - 90.73%
	Equity Exchange Traded Funds - 88.91%
1,187	iShares MSCI EAFE Index Fund		$ 85,345
817	iShares Russell 2000 Index Fund		55,973
329	iShares S&P 500 Index Fund		43,454
405	SPDR Trust Series I		53,440
837	Vanguard Mid-Cap ETF		56,832
			295,044
	Fixed Income Exchange Traded Funds - 0.87%
30	iShares Lehman 20+ Year Treasury Bond Fund		2,878

	Real Estate Exchange Traded Funds - 0.95%
50	Vanguard REIT ETF		3,152

	Total Exchange Traded Funds (Cost $331,769)		301,074

	Short-Term Investments - 12.42%
41,215	Blackrock Temp Fund Dollar Class #20, 3.07%, 12/31/30* (Cost $41,215)		41,215

	TOTAL INVESTMENTS (Cost $372,984) (a)	103.15%	$ 342,289

	Liabilities in excess of other assets	-3.15%	(10,445)

	TOTAL NET ASSETS	100.00%	$ 331,844

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $372,984 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 12
	Unrealized depreciation:		(30,707)
	Net unrealized depreciation:		$ (30,695)

	* Money market fund; interest rate reflects seven day effective yield on March 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by
	reference to the annual and semi-annual reports filed with the Securities and Exchange Commission
	on Form N-CSR.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 2040 Plus PORTFOLIO (Unaudited) (Continued)
March 31, 2008

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting
	Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value
	of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk
	associated with investing in those securities.

	The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at
	fair value:
	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
	Level 1 – Quoted Prices	342,289	-
	Level 2 – Other Significant Observable Inputs	-	-
	Level 3 – Significant Unobservable Inputs	-	-
	Total	342,289	-
	* Other financial instruments include futures, forwards and swap contracts.

SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 60 PORTFOLIO (Unaudited)
March 31, 2008

Shares			Value
	Exchange Traded Funds - 94.97%
	Equity Exchange Traded Funds - 51.71%
24,109	iShares MSCI EAFE Index Fund		$ 1,733,437
1,000	iShares MSCI Emerging Markets Index		134,380
12,000	iShares Russell 2000 Index Fund		822,120
1,000	iShares S&P Latin America 40		252,500
15,888	SPDR Trust Series I		2,096,421
1,000	Vanguard FTSE All-World ex-US ETF		53,900
3,000	Vanguard Mega Cap 300 ETF		135,660
3,000	Vanguard Large Cap ETF		178,410
12,000	Vanguard Mid-Cap ETF		814,800
2,000	Vanguard Small Cap ETF		123,280
			6,344,908
	Fixed Income Exchange Traded Funds - 33.59%
10,000	iShares iBoxx Investment Grade Corp. Bond Fund		1,052,000
12,000	iShares Lehman 1-3 Year Treasury Bond Fund		1,010,880
12,000	iShares Lehman 7-10 Year Treasury Bond Fund		1,100,280
10,000	iShares Lehman 20+ Year Treasury Bond Fund		959,200
			4,122,360
	Real Estate Exchange Traded Funds - 9.67%
3,000	iShares Cohen & Steers Realty Majors Index Fund		241,170
15,000	Vanguard REIT ETF		945,450
			1,186,620

	Total Exchange Traded Funds (Cost $12,056,046)		11,653,888

	Short-Term Investments - 3.13%
1	Blackrock Temp Fund Dollar Class #20, 3.07%, 12/31/30*		1
384,409	General Electric Cap. Corp. Discount Note, 2.00%, 4/1/08		384,409

	Total Short-Term Investments (Cost $384,410)		384,410

	TOTAL INVESTMENTS (Cost $12,440,456)	98.10%	$ 12,038,298

	Assets in excess of other liabilities	1.90%	233,282

	TOTAL NET ASSETS	100.00%	$ 12,271,580

	(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax
	purposes is $12,440,456 and differs from market value by net unrealized
	appreciation (depreciation) of securities as follows:
	Unrealized appreciation:		$ 179,446
	Unrealized depreciation:		(581,603)
	Net unrealized depreciation:		$ (402,157)

	* Money market fund; interest rate reflects seven day effective yield on March 31, 2008.

	Securities valuation policies and other investment related disclosures are hereby incorporated by
	reference to the annual and semi-annual reports filed with the Securities and Exchange Commission
	on Form N-CSR.
SCHEDULES OF INVESTMENTS
XTF ADVISORS TRUST - ETF 60 PORTFOLIO (Unaudited) (Continued)
March 31, 2008

	Various inputs are used in determining the value of the fund's investments relating to Financial Accounting
	Standard No. 157 (FAS 157), Fair Value Measurements.
	These inputs are summarized in the three broad levels listed below.
	Level 1 - quoted prices in active markets for identical securities.
	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
	prepayment speeds, credit risk, etc.)
	Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value
	of investments).

	The inputs or methodology used for valuing securities are not necessarily an indication of the risk
	associated with investing in those securities.

	The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at
	fair value:
	Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)
	Level 1 – Quoted Prices	12,038,298	-
	Level 2 – Other Significant Observable Inputs	-	-
	Level 3 – Significant Unobservable Inputs	-	-
	Total	12,038,298	-
	* Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) XTF Advisors Trust

By (Signature and Title)

       /s/Michael Miola, President

Date

5/28/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        /s/Michael Miola, President

Date

5/28/08

By (Signature and Title)

       /s/Andrew Rogers, Treasurer

Date

5/28/08